RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended		45 Months Ended	3 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Jan. 31, 2015
Due to related parties	$ 3,529		$ 39,855		$ 39,855	$ 3,529
Repayment of related party debt	44,676	14,040	48,040	5,663	53,703
Forgiveness of debt				3,785
Other payable - related parties			2,333	0	2,333
Former Director [Member]
Forgiveness of debt				3,785
Majority Shareholder [Member]
Related party transactions, amount of transactions	60					0
Due to related parties			37,522	27,113	37,522
Repayment of related party debt	44,676		48,040			0
Professional fees [Member] | Former Director [Member]
Related party transactions, amount of transactions				600
General expenses and professional fees [Member] | Majority Shareholder [Member]
Related party transactions, amount of transactions			58,449	27,113
Repayment of related party debt	$ 8,290					$ 0